Fees Summary	Nov. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 65,270,000
Previously Paid Amount	0.00
Total Fee Amount	9,013.79
Total Offset Amount	0.00
Net Fee	9,013.79
Narrative - Max Aggregate Offering Price	$ 65,270,000
Final Prospectus	true